Loans and Allowance for Loan Losses - Schedule of Allowance for Loan Losses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 19,295	$ 11,979	$ 11,979	$ 8,123	$ 6,927
Provision for loan losses	4,000	1,500	9,923	7,550	1,625
Charge-offs		(13)	(2,934)	(3,732)	(508)
Recoveries	17	5	327	38	79
Ending balance	23,312	13,471	19,295	11,979	8,123
Non-Farm Non-Residential Owner Occupied
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	3,456	2,608	2,608	2,158	1,559
Provision for loan losses			848	449	550
Recoveries					50
Ending balance			3,456	2,608	2,158
Non-Farm Non-Residential Non-Owner Occupied
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	5,935	3,107	3,107	1,627	1,669
Provision for loan losses			2,828	3,816	(42)
Charge-offs				(2,336)
Ending balance			5,935	3,107	1,627
Residential
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	957	1,218	1,218	373	219
Provision for loan losses			(261)	845	154
Ending balance			957	1,218	373
Construction, Development & Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	2,064	932	932	330	306
Provision for loan losses			1,132	602	24
Ending balance			2,064	932	330
Farmland
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	45	32	32	29	28
Provision for loan losses			13	3
Charge-offs				0
Ending balance			45	32	29
Real Estate | Non-Farm Non-Residential Owner Occupied
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	3,456	2,608	2,608
Provision for loan losses	631	1,544
Ending balance	4,087	4,152	3,456	2,608
Real Estate | Non-Farm Non-Residential Non-Owner Occupied
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	5,935	3,107	3,107
Provision for loan losses	(322)	1,025
Ending balance	5,613	4,132	5,935	3,107
Real Estate | Residential
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	957	1,218	1,218
Provision for loan losses	(191)	(280)
Ending balance	766	938	957	1,218
Real Estate | Construction, Development & Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	2,064	932	932
Provision for loan losses	260	(230)
Ending balance	2,324	702	2,064	932
Real Estate | Farmland
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	45	32	32
Provision for loan losses	(1)
Ending balance	44	32	45	32
Commercial & Industrial
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	6,500	3,858	3,858	3,504	3,063
Provision for loan losses	3,669	(538)	5,233	1,710	918
Charge-offs			(2,914)	(1,389)	(506)
Recoveries	4	3	323	33	29
Ending balance	10,173	3,323	6,500	3,858	3,504
Consumer
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	6	35	35	16	14
Provision for loan losses	(14)	(23)	(30)	22
Charge-offs				(7)	(2)
Recoveries	13		1	5
Ending balance	5	12	6	35	16
Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	332	189	189	86	69
Provision for loan losses	(32)	2	160	103	17
Charge-offs		(13)	(20)
Recoveries		2	3
Ending balance	$ 300	$ 180	$ 332	$ 189	$ 86